Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right of use assets	$ 527,075	$ 425,884
Current portion of operating lease liabilities	84,912	67,390
Non-current portion of operating lease liabilities	454,057	363,100
Total operating lease liabilities	$ 538,969	$ 430,490
Weighted average remaining lease term (years)	4 years 7 months 17 days	4 years 6 months 29 days
Weighted average discount rate	4.12%	4.02%